OPERATING SEGMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Segment results
Number of reportable segments | segment	5	5
External revenues	Rp 146,742		Rp 149,967	Rp 149,216
Total revenues	146,742	$ 8,799	149,967	149,216
PROFIT BEFORE INCOME TAX	30,509	$ 1,829	37,620	39,159
Capital expenditures	(24,577)		(24,436)	(32,858)
Depreciation and amortization	(37,653)		(34,134)	(34,265)
Provision recognized in current year	(1,465)		(904)	(513)
Operating Segments.
Segment results
External revenues	146,742		149,967	149,216
Inter-segment revenue	79,378		83,169	75,456
Total revenues	226,120		233,136	224,672
PROFIT BEFORE INCOME TAX	36,509		42,248	44,565
Capital expenditures	(24,814)		(27,873)	(34,304)
Depreciation and amortization	(42,085)		(38,867)	(39,240)
Provision recognized in current year	(1,799)		(777)	(607)
Adjustments and eliminations
Segment results
Inter-segment revenue	(79,378)		(83,169)	(75,456)
Total revenues	(79,378)		(83,169)	(75,456)
PROFIT BEFORE INCOME TAX	(6,000)		(4,628)	(5,406)
Capital expenditures	237		3,437	1,446
Depreciation and amortization	4,432		4,733	4,975
Provision recognized in current year	334		(127)	94
B2C
Segment results
Total revenues	105,898		109,662	111,713
B2C | Operating Segments.
Segment results
External revenues	105,898		109,662	111,713
Inter-segment revenue	3,255		3,268	3,694
Total revenues	109,153		112,930	115,407
PROFIT BEFORE INCOME TAX	27,793		29,078	34,784
Capital expenditures	(11,980)		(12,653)	(12,744)
Depreciation and amortization	(21,704)		(21,880)	(24,486)
Provision recognized in current year	(1,239)		(678)	(655)
B2B Infra
Segment results
Total revenues	15,300		15,741	15,441
B2B Infra | Operating Segments.
Segment results
External revenues	8,929		8,180	6,753
Inter-segment revenue	47,661		48,799	40,001
Total revenues	56,590		56,979	46,754
PROFIT BEFORE INCOME TAX	10,487		16,467	11,924
Capital expenditures	(10,042)		(12,579)	(17,330)
Depreciation and amortization	(15,894)		(12,424)	(10,034)
Provision recognized in current year	(52)		(7)	(15)
B2B ICT
Segment results
Total revenues	8,929		8,180	6,753
B2B ICT | Operating Segments.
Segment results
External revenues	15,300		15,741	15,441
Inter-segment revenue	3,814		3,989	4,679
Total revenues	19,114		19,730	20,120
PROFIT BEFORE INCOME TAX	1,759		1,402	1,137
Capital expenditures	(1,473)		(2,007)	(3,184)
Depreciation and amortization	(3,156)		(3,290)	(3,387)
Provision recognized in current year	(376)		5	149
International
Segment results
Total revenues	10,673		10,732	10,634
International | Operating Segments.
Segment results
External revenues	10,673		10,732	10,634
Inter-segment revenue	1,493		1,412	762
Total revenues	12,166		12,144	11,396
PROFIT BEFORE INCOME TAX	961		1,204	1,252
Capital expenditures	(1,086)		(460)	(865)
Depreciation and amortization	(718)		(594)	(557)
Provision recognized in current year	(120)		(32)	(5)
Others
Segment results
Total revenues	5,942		5,652	4,675
Others | Operating Segments.
Segment results
External revenues	5,942		5,652	4,675
Inter-segment revenue	23,155		25,701	26,320
Total revenues	29,097		31,353	30,995
PROFIT BEFORE INCOME TAX	(4,491)		(5,903)	(4,532)
Capital expenditures	(233)		(174)	(181)
Depreciation and amortization	(613)		(679)	(776)
Provision recognized in current year	Rp (12)		Rp (65)	Rp (81)